SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
COMMON STOCK
Brazil — 2.4%
Consumer Discretionary — 1.0%
C&A MODAS S.A.	1,518,900	$3,537
Cogna Educacao S.A.	11,988,900	6,914
Cury Construtora e Incorporadora S.A.	680,200	4,001
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,731,000	9,356
Direcional Engenharia S.A.	3,318,900	8,552
		32,360
Consumer Staples — 0.5%
JBS NV [1]	1,042,168	15,049
Financials — 0.5%
Pagseguro Digital Ltd., Class A	1,473,034	14,200
Industrials — 0.1%
Movida Participacoes S.A.	2,184,100	3,890
Materials — 0.3%
Gerdau S.A. ADR	2,163,051	7,982
		7,982
		73,481
Chile — 0.7%
Consumer Discretionary — 0.2%
Falabella S.A.	901,788	6,291
Industrials — 0.5%
Latam Airlines Group S.A.	521,902,020	14,130
		20,421
China — 25.8%
Communication Services — 8.2%
G-bits Network Technology Xiamen Co. Ltd., Class A	144,330	8,754
Giant Network Group Co. Ltd., Class A	1,572,900	9,744
JOYY Inc. ADR	153,646	9,950
Perfect World Co. Ltd., Class A	1,920,207	4,503
Tencent Holdings Ltd.	2,528,489	194,607
Tencent Music Entertainment Group ADR	502,422	8,807
Weibo Corp. ADR	702,386	7,179
		243,544
Consumer Discretionary — 4.4%
Alibaba Group Holding Ltd. ADR	434,282	63,657

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
China — (continued)
Consumer Discretionary (continued)
Geely Automobile Holdings Ltd.	6,518,000	$14,991
Haier Smart Home Co. Ltd., Class A	3,098,400	9,666
PDD Holdings Inc. ADR [1]	185,354	21,017
Pop Mart International Group Ltd.	728,200	17,562
Vipshop Holdings Ltd. ADR	365,783	6,471
		133,364
Consumer Staples — 0.6%
Guangdong Haid Group Co. Ltd., Class A	1,282,571	10,164
JD Health International Inc. [1]	1,155,500	8,240
		18,404
Energy — 0.2%
PetroChina Co. Ltd., Class H	6,746,000	7,264
Financials — 7.2%
China Construction Bank Corp., Class H	71,774,000	70,919
China Galaxy Securities Co. Ltd., Class H	6,561,500	8,456
China International Capital Corp. Ltd., Class H	2,835,600	7,130
China Life Insurance Co. Ltd., Class H	8,003,000	28,155
China Pacific Insurance Group Co. Ltd., Class H	4,735,400	21,418
New China Life Insurance Co. Ltd., Class H	2,590,400	18,090
People's Insurance Company Group of China Ltd., Class H	19,678,000	17,067
Ping An Insurance Group Co. of China Ltd., Class H	4,419,500	36,996
Qfin Holdings Inc. ADR	440,228	8,483
		216,714
Health Care — 1.1%
3SBio Inc. [1]	3,747,000	11,642
China Resources Pharmaceutical Group Ltd.	7,497,500	4,287
WuXi AppTec Co. Ltd., Class H	1,450,000	18,421
		34,350
Industrials — 2.0%
China Railway Group Ltd., Class H	17,288,000	8,508
CITIC Ltd.	8,732,000	13,531
COSCO SHIPPING Holdings Co. Ltd., Class H	9,623,900	17,003
Harbin Electric Co. Ltd., Class H	3,486,000	7,449
Yutong Bus Co. Ltd., Class A	2,868,800	13,424
		59,915
Information Technology — 0.4%
Lenovo Group Ltd.	9,444,000	11,237
Materials — 1.7%
China Hongqiao Group Ltd.	6,725,000	28,187
China Lumena New Materials Corp. [1,2]	264,100	—

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
China — (continued)
Materials (continued)
Zhejiang NHU Co. Ltd., Class A	5,231,162	$18,857
Zijin Mining Group Co. Ltd., Class H	1,004,000	4,600
		51,644
		776,436
Greece — 0.6%
Financials — 0.4%
Eurobank S.A.	2,855,757	11,495
Utilities — 0.2%
Public Power Corp. S.A.	364,181	7,789
		19,284
India — 13.8%
Communication Services — 0.8%
Bharti Airtel Ltd.	1,068,401	25,029
Consumer Discretionary — 2.1%
Cartrade Tech Ltd. [1]	181,695	5,713
Eicher Motors Ltd.	154,031	12,532
Mahindra & Mahindra Ltd.	473,896	19,557
Maruti Suzuki India Ltd.	78,888	14,655
TVS Motor Co. Ltd.	274,878	11,376
		63,833
Consumer Staples — 0.2%
Radico Khaitan Ltd.	164,566	6,039
Energy — 1.1%
Bharat Petroleum Corp. Ltd.	4,062,858	17,358
Reliance Industries Ltd.	856,888	14,972
		32,330
Financials — 3.7%
Bank of Baroda	3,351,599	11,034
Bank of India	6,161,347	9,861
BSE Ltd.	349,040	10,222
Canara Bank	10,039,802	17,304
IIFL Finance Ltd. [1]	978,143	6,644
LIC Housing Finance Ltd.	1,184,962	7,113
Muthoot Finance Ltd.	351,089	14,889
REC Ltd.	7,122,694	28,276
South Indian Bank Ltd.	20,979,072	8,945
		114,288

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
India — (continued)
Health Care — 1.0%
Dr Lal PathLabs Ltd.	9,259	$153
Fortis Healthcare Ltd.	740,373	7,282
Lupin Ltd.	716,157	16,809
Narayana Hrudayalaya Ltd.	134,363	2,828
Yatharth Hospital & Trauma Care Services Ltd. [1]	280,838	2,132
		29,204
Industrials — 1.2%
Adani Ports & Special Economic Zone Ltd.	738,947	12,084
Cummins India Ltd.	180,622	8,912
Gujarat Pipavav Port Ltd.	3,038,164	6,153
Polycab India Ltd.	114,915	9,741
		36,890
Information Technology — 1.2%
Infosys Ltd. ADR	1,012,005	18,034
Persistent Systems Ltd.	241,298	16,838
		34,872
Materials — 2.5%
Chambal Fertilisers and Chemicals Ltd.	1,239,818	6,650
Hindalco Industries Ltd.	1,468,992	14,492
National Aluminium Co. Ltd.	3,913,291	13,685
NMDC Ltd.	13,189,808	12,205
Paradeep Phosphates Ltd.	3,826,113	7,012
Vedanta Ltd.	2,345,160	15,770
Welspun Corp. Ltd.	432,293	3,917
		73,731
		416,216
Indonesia — 1.0%
Consumer Staples — 0.2%
Indofood Sukses Makmur Tbk PT	10,822,700	4,389
Industrials — 0.4%
Astra International Tbk PT	31,734,300	12,737
Materials — 0.2%
Aneka Tambang Tbk PT	35,960,100	6,774
Utilities — 0.2%
Perusahaan Gas Negara Tbk PT	42,900,400	4,902
		28,802

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Kuwait — 0.2%
Communication Services — 0.2%
Mobile Telecommunications Co. KSCP	3,849,282	$6,491
Malaysia — 0.4%
Industrials — 0.4%
Sime Darby BHD	8,655,200	4,586
Zetrix Ai BHD	30,551,700	6,098
		10,684
Mexico — 1.0%
Consumer Discretionary — 0.1%
Alsea SAB de CV	1,343,700	4,033
Financials — 0.2%
Gentera SAB de CV	2,887,200	7,369
Materials — 0.3%
Grupo Mexico SAB de CV, Class B	1,037,000	9,801
Real Estate — 0.4%
Fibra Uno Administracion SA de CV [3]	6,927,500	10,410
		31,613
Peru — 0.9%
Financials — 0.9%
Credicorp Ltd.	93,098	26,719
Poland — 0.6%
Financials — 0.6%
Powszechny Zaklad Ubezpieczen SA	1,006,678	18,633
Russia — 0.0%
Energy — 0.0%
LUKOIL PJSC [1,2]	172,525	—
Financials — 0.0%
Sberbank of Russia PJSC ADR [1,2]	790,503	—
		—
South Africa — 2.7%
Communication Services — 0.7%
MTN Group Ltd.	1,937,431	19,831

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
South Africa — (continued)
Financials — 0.2%
Old Mutual Ltd.	6,856,848	$6,169
Materials — 1.5%
Anglogold Ashanti PLC	172,074	14,892
Gold Fields Ltd. ADR	677,129	29,563
		44,455
Real Estate — 0.3%
Growthpoint Properties Ltd. [3]	9,611,707	9,960
		80,415
South Korea — 17.6%
Communication Services — 0.6%
KT Corp.	249,686	9,110
LG Uplus Corp.	857,546	8,763
		17,873
Consumer Discretionary — 2.5%
Hankook Tire & Technology Co. Ltd.	226,440	9,177
Hyundai Mobis Co. Ltd.	81,194	21,068
Hyundai Motor Co.	98,270	20,294
Kia Corp.	228,434	19,365
Youngone Corp.	87,495	4,968
		74,872
Consumer Staples — 0.3%
KT&G Corp.	82,979	8,185
Energy — 0.3%
HD Hyundai Co. Ltd.	73,810	9,661
Financials — 3.0%
DB Insurance Co. Ltd.	116,188	10,550
Hana Financial Group Inc.	288,829	18,845
KIWOOM Securities Co. Ltd.	42,793	8,603
Korea Investment Holdings Co. Ltd.	115,717	13,029
Samsung Securities Co. Ltd.	171,983	9,004
Shinhan Financial Group Co. Ltd.	257,840	13,730
Woori Financial Group Inc.	893,824	17,349
		91,110
Industrials — 2.4%
GS Holdings Corp.	134,697	5,263
Hanwha Corp.	185,702	10,515
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	54,001	15,237

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
South Korea — (continued)
Industrials (continued)
Hyosung Heavy Industries Corp.	8,461	$10,452
Hyundai Glovis Co. Ltd.	87,550	10,989
Hyundai Rotem Co. Ltd.	105,120	13,710
LX INTERNATIONAL CORP.	202,896	4,577
Samsung Engineering Co. Ltd.	213,488	3,557
		74,300
Information Technology — 8.1%
LG Innotek Co. Ltd.	56,499	10,626
Samsung Electronics Co. Ltd.	1,509,617	126,528
SK Hynix Inc.	231,131	104,674
		241,828
Utilities — 0.4%
Korea Electric Power Corp.	397,654	13,051
		530,880
Taiwan — 21.6%
Consumer Discretionary — 0.1%
Pou Chen Corp.	2,594,000	2,489
Health Care — 0.2%
Lotus Pharmaceutical Co. Ltd.	482,000	4,341
Industrials — 0.4%
Eva Airways Corp.	10,035,000	11,673
Information Technology — 20.9%
Accton Technology Corp.	751,000	28,324
ADATA Technology Co. Ltd.	2,141,000	19,045
Asia Vital Components Co. Ltd.	491,019	23,597
ASPEED Technology Inc.	27,000	6,239
Chroma ATE Inc.	297,000	7,326
Delta Electronics Inc.	1,123,000	34,419
Elite Material Co. Ltd.	143,000	7,487
Global Unichip Corp.	86,000	5,816
Gold Circuit Electronics Ltd.	1,158,000	25,319
Hon Hai Precision Industry Co. Ltd.	5,942,298	43,592
King Slide Works Co. Ltd.	64,000	7,638
King Yuan Electronics Co. Ltd.	1,173,000	9,240
MPI Corp.	138,000	9,882
Taiwan Semiconductor Manufacturing Co. Ltd.	6,104,000	301,115
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	168,372	51,167
Taiwan Surface Mounting Technology Co. Ltd.	1,553,000	4,715
Wistron Corp.	4,330,000	20,740

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Wiwynn Corp.	180,000	$25,694
		631,355
		649,858
Thailand — 0.2%
Consumer Discretionary — 0.2%
Com7, Class F	8,927,900	5,539
Turkey — 1.1%
Consumer Staples — 0.2%
Ulker Biskuvi Sanayi AS	2,489,798	6,265
Industrials — 0.5%
AG Anadolu Grubu Holding AS	9,579,060	6,405
Turk Hava Yollari AO	1,432,684	8,962
		15,367
Real Estate — 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS,
Class REIT [3]	25,041,601	11,925
		33,557
United Arab Emirates — 1.6%
Communication Services — 0.2%
Emirates Telecommunications Group Co. PJSC	1,090,841	5,447
Financials — 0.3%
Emirates NBD Bank PJSC	1,314,672	9,969
Real Estate — 1.1%
Aldar Properties PJSC	3,550,991	8,412
Emaar Properties PJSC	6,095,972	23,320
		31,732
		47,148
United States — 0.7%
Information Technology — 0.7%
Cognizant Technology Solutions Corp., Class A	267,764	22,224
Total Common Stock
(Cost $2,070,923) — 92.9%		2,798,401

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Emerging Markets Fund	Face Amount	Value (000)
EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc.
(Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares) 1/15/2026[1,4,5]	$42,985,439	$45,504
Citigroup Global Markets Holdings Inc.
(Underlying Reference is the MSCI China A Inclusion Net Return USD Index) 10/1/2026[1,4,5]	42,138,000	44,776

Total Equity-Linked Notes
(Cost $85,124) — 3.0%		90,280

	Number of Shares
PREFERENCE STOCK
Brazil — 0.3%
Financials — 0.3%
Banco Bradesco S.A. [1]	2,860,600	9,496
Total Preference Stock
(Cost $8,537) — 0.3%		9,496

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.68% *	101,880,045	101,880

Total Short-Term Investment
(Cost $101,880) — 3.4%		101,880

Total Investments — 99.6%
(Cost $2,266,464)		3,000,057

Other Assets in Excess of Liabilities — 0.4%		12,443

Net Assets — 100.0%		$3,012,500

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long Contracts
MSCI Emerging Markets Index	1,415	3/23/2026	$98,108	$99,856	$1,748

*	The rate reported is the 7-day effective yield as of December 31, 2025.

[1]	Non-income producing security.

[2]	Level 3 security in accordance with fair value hierarchy.

[3]	Real Estate Investment Trust.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On 12/31/2025, the value of these securities amounted to $90,280 (000) representing 3.0% of the Net Assets.
[5]	Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying referenced(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company
USD	United States Dollar

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Brazil	$73,481	$—	$—		$73,481
Chile	20,421	—	—		20,421
China	776,436	—	—	^	776,436
Greece	19,284	—	—		19,284
India	416,216	—	—		416,216
Indonesia	—	28,802	—		28,802
Kuwait	6,491	—	—		6,491
Malaysia	10,684	—	—		10,684
Mexico	31,613	—	—		31,613
Peru	26,719	—	—		26,719
Poland	—	18,633	—		18,633
Russia	—	—	—	^	—
South Africa	80,415	—	—		80,415
South Korea	21,916	508,964	—		530,880
Taiwan	649,858	—	—		649,858
Thailand	—	5,539	—		5,539

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2025 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†	Total (000)
Turkey	$33,557	$—	$—	$33,557
United Arab Emirates	47,148	—	—	47,148
United States	22,224	—	—	22,224
Total Common Stock	2,236,463	561,938	—	2,798,401
Equity-Linked Notes	—	90,280	—	90,280
Preference Stock
Brazil	9,496	—	—	9,496
Total Preference Stock	9,496	—	—	9,496
Short-Term Investment	101,880	—	—	101,880
Total Investments in Securities	$2,347,839	$652,218	$—	$3,000,057

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation (Depreciation)	$1,748	$—	$—	$1,748
Total Other Financial Instruments	$1,748	$—	$—	$1,748

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3800